MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Disclosure of marketable securities [Abstract]
MARKETABLE SECURITIES
NOTE 7: - MARKETABLE SECURITIES

	December 31,
	2020	2019

Financial assets measured at fair value through profit or loss:

Participation certificates in trust funds	$-	$1,042
Corporate bonds and government treasury notes	-	1,086

	$-	$2,128